Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 0	$ 0	¥ 471
Total	138,727	20,228	138,123
Less: accumulated depreciation	18,153	2,646	12,895
Property and equipment, net	120,574	17,582	125,228
Construction and Buildings
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	116,456	16,981	116,070
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	9,671	1,410	8,827
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	1,634	238	1,634
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	4,134	603	4,334
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 6,832	$ 996	¥ 6,787